Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ September 30, 2023 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.0%)
	Automobiles (4.7%)
270,601	Tesla, Inc. (a)	$67,709,782

	Biotechnology (1.9%)
55,901	Arbutus Biopharma Corp. (a)	113,479
137,269	Intellia Therapeutics, Inc. (a)	4,340,446
750,932	ProKidney Corp. (a)	3,439,269
1,655,574	Roivant Sciences Ltd. (a)	19,337,104
		27,230,298
	Broadline Retail (7.1%)
1,685,752	Global-e Online Ltd. (Israel) (a)	66,991,785
27,905	MercadoLibre, Inc. (a)	35,380,191
		102,371,976
	Chemicals (0.4%)
3,156,281	Ginkgo Bioworks Holdings, Inc. (a)(b)	5,712,869

	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Inc., Class A (acquisition cost — $1,890,214; acquired 12/22/15) (a)(c)(d)	—

	Entertainment (4.4%)
2,184,556	ROBLOX Corp., Class A (a)	63,264,742

	Financial Services (5.5%)
47,681	Adyen NV (Netherlands) (a)	35,352,304
2,009,501	Affirm Holdings, Inc. (a)	42,742,086
		78,094,390
	Ground Transportation (8.8%)
6,739,953	Grab Holdings Ltd., Class A (Singapore) (a)	23,859,434
2,222,174	Uber Technologies, Inc. (a)	102,197,782
		126,057,216
	Health Care Providers & Services (4.6%)
3,716,091	Agilon health, Inc. (a)	65,997,776

	Health Care Technology (0.5%)
337,625	Doximity, Inc., Class A (a)	7,164,402

	Hotels, Restaurants & Leisure (10.6%)
520,547	Airbnb, Inc., Class A (a)	71,424,254
1,016,812	DoorDash, Inc., Class A (a)	80,806,050
		152,230,304
	Information Technology Services (19.3%)
1,539,706	Cloudflare, Inc., Class A (a)	97,063,066
1,724,958	Shopify, Inc., Class A (Canada) (a)	94,130,958
561,907	Snowflake, Inc., Class A (a)	85,842,533
		277,036,557
	Leisure Products (1.5%)
4,325,430	Peloton Interactive, Inc., Class A (a)	21,843,421

	Life Sciences Tools & Services (0.4%)
148,364	10X Genomics, Inc., Class A (a)	6,120,015

	Media (7.1%)
1,301,461	Trade Desk, Inc., Class A (a)	101,709,177

	Pharmaceuticals (4.5%)
2,365,053	Royalty Pharma PLC, Class A	64,187,538

	Software (8.9%)
7,677,357	Aurora Innovation, Inc. (a)	18,041,789
642,926	Bill Holdings, Inc. (a)	69,802,476
26,962	MicroStrategy, Inc., Class A (a)	8,851,085
1,200,904	Samsara, Inc., Class A (a)	30,274,790
		126,970,140
	Specialty Retail (2.8%)
969,603	Carvana Co. (a)	40,703,934
	Total Common Stocks (Cost $1,520,801,967)	1,334,404,537

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ September 30, 2023 (unaudited) continued

NUMBER OF WARRANTS		VALUE
	Warrant (0.0%)‡
	Chemicals (0.0%)‡
343,913	Ginkgo Bioworks Holdings, Inc. expires 12/31/27(a) (Cost $1,145,230)	$77,380

NUMBER OF SHARES
	Preferred Stocks (4.0%)
	Software (4.0%)
761,973	Databricks, Inc., Series H (a)(c)(d) (acquisition cost - $55,992,926; acquired 8/31/21)	56,005,016
197,427	Lookout, Inc., Series F (a)(c)(d) (acquisition cost - $2,255,228; acquired 6/17/14)	643,612
	Total Preferred Stocks (Cost $58,248,154)	56,648,628

	Investment Company (1.6%)
1,162,150	Grayscale Bitcoin Trust (a) (Cost $37,775,269)	22,301,659

NUMBER OF SHARES (000)
	Short-Term Investments (2.1%)
	Investment Company ( 1.8% )
26,642	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $26,641,654)	26,641,654
	Securities held as Collateral on Loaned Securities (0.3%)
	Investment Company (0.2%)
3,101	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	3,101,493

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.1%)
214	Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $214,520; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $218,716)	214,426
470	Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $470,130; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $479,322)	469,923
	Total Securities held as Collateral on Loaned Securities (Cost $3,785,842)	3,785,842
	Total Short-Term Investments (Cost $ 30,427,496)	30,427,496

Total Investments Excluding Purchased Options (Cost $1,648,398,116)	100.7%	1,443,859,700

Total Purchased Options Outstanding (Cost $4,451,614)	0.3%	4,639,393

Total Investments (Cost $1,652,849,730) including $3,426,187 of Securities Loaned (f)(g)(h)(i)	101.0%	1,448,499,093
Liabilities in Excess of Other Assets	(1.0)	(14,378,075)
Net Assets	100.0%	$1,434,121,018

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ September 30, 2023 (unaudited) continued

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were $3,426,187 and $3,785,842 respectively. The Fund received cash collateral of $3,785,842, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2023 amounts to $56,648,628 and represents 4.0% of net assets.
(d)	At September 30, 2023, the Fund held fair valued securities valued at $56,648,628, representing 4.0% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by $37,885 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(g)	The fair value and percentage of net assets, $35,352,304 and 2.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $209,830,537 and the aggregate gross unrealized depreciation is $414,181,174, resulting in net unrealized depreciation of $204,350,637.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments ■ September 30, 2023 (unaudited) continued

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	287,053,286	$287,053	$1,312,120	$1,351,255	$(39,135)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	356,001,380	356,001	1,844,087	1,506,241	337,846
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	380,595,800	380,596	1,483,182	1,575,667	(92,485)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	3,832,346	3,832	4	18,451	(18,447)
							$4,639,393	$4,451,614	$187,779

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

Consolidated Summary of Investments

INDUSTRY†	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$277,036,557		19.2%
Software	183,618,768		12.7
Hotels, Restaurants & Leisure	152,230,304		10.5
Ground Transportation	126,057,216		8.7
Broadline Retail	102,371,976		7.1
Media	101,709,177		7.0
Financial Services	78,094,390		5.4
Automobiles	67,709,782		4.7
Health Care Providers & Services	65,997,776		4.6
Pharmaceuticals	64,187,538		4.5
Entertainment	63,264,742		4.4
Investment Companies	48,943,313		3.4
Specialty Retail	40,703,934		2.8
Biotechnology	27,230,298		1.9
Leisure Products	21,843,421		1.5
Health Care Technology	7,164,402		0.5
Life Sciences Tools & Services	6,120,015		0.4
Chemicals	5,712,869		0.4
Purchased Options	4,639,393		0.3
Warrant	77,380		0.0
Electronic Equipment, Instruments & Components	—	††	0.0
Total Investments	$1,444,713,251	††	100.0%

†	Does not reflect the value of securities held as collateral on loaned securities.
††	Includes a security valued at zero.

Morgan Stanley Insight Fund

Notes to Consolidated Portfolio of Investments ■ September 30, 2023 (unaudited)

Valuation of Investments: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Insight Fund

Notes to Consolidated Portfolio of Investments ■ September 30, 2023 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL

Assets:
Common Stocks
Automobiles	$67,709,782	$—	$—		$67,709,782
Biotechnology	27,230,298	—	—		27,230,298
Broadline Retail	102,371,976	—	—		102,371,976
Chemicals	5,712,869	—	—		5,712,869
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	63,264,742	—	—		63,264,742
Financial Services	42,742,086	35,352,304	—		78,094,390
Ground Transportation	126,057,216	—	—		126,057,216
Health Care Providers & Services	65,997,776	—	—		65,997,776
Health Care Technology	7,164,402	—	—		7,164,402
Hotels, Restaurants & Leisure	152,230,304	—	—		152,230,304
Information Technology Services	277,036,557	—	—		277,036,557
Leisure Products	21,843,421	—	—		21,843,421
Life Sciences Tools & Services	6,120,015	—	—		6,120,015
Media	101,709,177	—	—		101,709,177
Pharmaceuticals	64,187,538	—	—		64,187,538
Software	126,970,140	—	—		126,970,140
Specialty Retail	40,703,934	—	—		40,703,934
Total Common Stocks	1,299,052,233	35,352,304	—	†	1,334,404,537	†
Warrant
Chemicals	$77,380	$—	$—		$77,380
Preferred Stocks
Software	—	—	56,648,628		56,648,628
Investment Company	22,301,659	—	—		22,301,659
Call Options Purchased	—	4,639,393	—		4,639,393
Short-Term Investments
Investment Company	29,743,147	—	—		29,743,147
Repurchase Agreements	—	684,349	—		684,349
Total Short-Term Investments	29,743,147	684,349	—		30,427,496
Total Assets	$1,351,174,419	$40,676,046	$56,648,628	†	$1,448,499,093	†

†	Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Insight Fund

Notes to Consolidated Portfolio of Investments ■ September 30, 2023 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK		PREFERRED STOCKS
Beginning Balance	$—	†	$42,844,042
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		13,804,586
Realized gains (losses)	—		—
Ending Balance	$—	†	$56,648,628
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$—		$13,804,586

†	Includes a security valued at zero.

Morgan Stanley Insight Fund

Notes to Consolidated Portfolio of Investments ■ September 30, 2023 (unaudited) continued

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	FAIR VALUE AT SEPTEMBER 30, 2023	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT*	IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Preferred Stocks	$ 56,648,628	Market Transaction Method	Precedent Transaction	$73.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.9x	Increase
			Discount for Lack of Marketability	16.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	9.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.